Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 10, 2022 CNY (¥)
Investment in equity method investees
Investments in equity method investees		¥ 2,162,872	¥ 2,162,872		¥ 2,476,868		$ 313,587
Impairment			(132,415)		(132,415)
Share of income (loss) gain of equity method investees			(6,559)	$ (951)	42,303	¥ 30,015
Impairment loss for investment in affiliate			0		35,791	43,160
Gain (loss) on disposal of the investment			304,570	$ 44,158		57,629
Business combination step acquistion equity interest in acquiree remasurement gain loss			307,185		0	52,820
Sichuan VipFubon Consumer Finance Co., Ltd [Member]
Investment in equity method investees
Investments in equity method investees		205,515	205,515		200,580
Kunshan Baowei Information Technology Limited ("Kunshan Baowei")
Investment in equity method investees
Investments in equity method investees					¥ 180,278
Percentage Sale Of Parent Equity Interest					45.00%
Equity Interest Transferred As Percentage Of Net Asset Value					45.00%
Equity Method Investment, Amount Sold					¥ 177,500
Equity method investment, collection of loans receivable from investee, non cash					216,000
Kunshan Baowei Information Technology Limited ("Kunshan Baowei") | Investment Gain Loss And Revaluation Investment [Member]
Investment in equity method investees
Gain (loss) on disposal of the investment			2,700
Shenzhen Tencent Puhe Limited Partnership ("Tencent Puhe")
Investment in equity method investees
Investments in equity method investees					182,682
Share of income (loss) gain of equity method investees			7,032		7,214
Total cash consideration		175,800
Gain (loss) on investments		100
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership ("Sequoia Fashion and Technology")
Investment in equity method investees
Investments in equity method investees		543,949	543,949		543,456
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd ("Shanxi Shan Shan")
Investment in equity method investees
Investments in equity method investees		570,396	570,396		¥ 568,066
Guofu Life Insurance Co Limited [Member]
Investment in equity method investees
Investments in equity method investees		300,946	300,946					¥ 468,600
Equity method ownership interest percentage								20.43%
Equity method investment additional interest acquired percentage					4.43%
Payment to acquire long term investments			228,600
Reclassification from other investments to equity method investments			228,600
Business combination step acquistion equity interest in acquiree remasurement gain loss			307,185
Zhengzhou Shan Shan
Investment in equity method investees
Investments in equity method investees					¥ 488,687
Gansu Shan Shan Outlets Shopping Mall Co., Ltd ("Gansu Shan Shan")
Investment in equity method investees
Investments in equity method investees		157,761	157,761		161,252
Others
Investment in equity method investees
Investments in equity method investees		¥ 516,720	516,720		284,282
Gain (loss) on disposal of the investment			¥ (2,615)		¥ 0	¥ 4,809
VipFubon [Member]
Investment in equity method investees
Equity method ownership interest percentage	49.90%
Amount contributed to investee	¥ 249,500